Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of estimated useful lives

Asset Type	Useful Life
Test equipment, research and development equipment	4-5 years
Computer hardware	2 years
Production fixtures	3 years
Leasehold improvements	Shorter of remaining lease term or 5 years
Other	3-5 years

Asset Type	Useful Life
Test equipment, research and development equipment	4-5 years
Computer hardware	2 years
Production fixtures	3 years
Leasehold improvements	5 years
Other	3-5 years

Schedule of computation of basic and diluted income (loss) per share

 5. EARNINGS (LOSS) PER SHARE

The Company accounts for earnings or loss per share pursuant to Accounting Standards Codification ("ASC") 260, Earnings Per Share, which requires disclosure on the financial statements of "basic" and "diluted" earnings (loss) per share. Basic earnings (loss) per share is computed by dividing net income (loss) by the weighted average number of common shares outstanding for the period. Diluted earnings (loss) per share is computed by dividing net income (loss) by the weighted average number of common shares outstanding plus common stock equivalents (if dilutive) related to stock options, restricted stock awards and warrants for each period.

There were no adjustments to net loss, the numerator, for purposes of computing basic earnings per share. The following table sets out the computation of basic and diluted income (loss) per share:

	Three Months Ended September 30,		Nine months Ended September 30,	January 10, 2019 (Inception) to September 30,
(Amounts in US$'s, except share data)	2020	2019	2020	2019
Numerator:
Net Loss	$(10,330,829)	$(7,260,236)	$(24,922,052)	$(12,318,670)
Numerator for basic earnings per share – loss available to common shareholders	$(10,330,829)	$(7,260,236)	$(24,922,052)	$(12,318,670)
Denominator:
Denominator for basic earnings per share - weighted average common shares outstanding	132,649,621	43,953,888	132,466,532	39,103,271
Dilutive effect of warrants and options	—	—	—	—
Denominator for diluted earnings per share - weighted average common shares outstanding and assumed conversions	132,649,621	43,953,888	132,466,532	39,103,271
Basic loss per common share	$(0.08)	$(0.17)	$(0.19)	$(0.32)
Diluted loss per common share	$(0.08)	$(0.17)	$(0.19)	$(0.32)

Potential common shares issuable to employees, non-employees and directors upon exercise or conversion of options, warrants, or convertible debt are excluded from the computation of diluted earnings per common share when the effect would be anti-dilutive. All potential common shares are dilutive in periods of net loss available to common shareholders. Stock options are anti-dilutive when the exercise price of these instruments is greater than the average market price of the Company's common stock for the period, regardless of whether the Company is in a period of net loss available to common shareholders.

(Amounts in US$'s, except share data)	January 10, 2019 (Inception) to December 31, 2019
Numerator:
Net loss	$(27,545,255)

Numerator for basic earnings per share - loss available to common shareholders	$(27,545,255)

Denominator:
Denominator for basic earnings per share - weighted average common shares outstanding	48,714,099
Dilutive effect of warrants and options	—
Denominator for diluted earnings per share - weighted average common shares outstanding and assumed conversions	48,714,099
Basic loss per common share	$(0.57)
Diluted loss per common share	$(0.57)